Retirement Plans - Funded Status of the Defined Benefit Plans (Detail) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Change in benefit obligation:
Actuarial (gain) loss				$ (73,000)
Curtailment	$ (73,000)
Settlements					$ (2,370)	$ (1,778)
Change in plan assets:
Fair value of plan assets at beginning of period		$ 742,341	$ 749,166	749,166
Fair value of plan assets at end of period				742,341	749,166
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation-noncurrent				(126,448)	(227,106)
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of period		862,886	970,469	970,469	733,752	795,989
Service cost		2,887	31,617	32,582	27,729	32,773
Interest cost		30,344	30,016	39,628	37,468	33,707
Actuarial (gain) loss				(73,282)	199,807	(98,962)
Curtailment				(73,191)
Settlements				(15,287)	(11,517)	(13,186)
Special termination benefit				422
Benefit disbursements				(18,455)	(16,770)	(16,569)
Benefit obligation at end of period				862,886	970,469	733,752
Change in plan assets:
Fair value of plan assets at beginning of period		742,341	749,166	749,166	641,749	566,768
Return on plan assets				(21,572)	86,857	55,890
Employer contribution				48,489	48,847	48,846
Settlements				(15,287)	(11,517)	(13,186)
Benefit disbursements				(18,455)	(16,770)	(16,569)
Fair value of plan assets at end of period				742,341	749,166	641,749
Net amount recognized				(120,545)	(221,303)	(92,003)
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation-current				(546)	(453)	(401)
Accrued benefit obligation-noncurrent				(119,999)	(220,850)	(91,602)
Net amount recognized in the consolidated balance sheets				(120,545)	(221,303)	(92,003)
Amounts recognized in Accumulated other comprehensive loss consist of the following:
Prior service cost				(438)	(634)	(832)
Net gain (loss)				(147,675)	(231,446)	(75,765)
Net gain (loss) recognized in Accumulated other comprehensive income				(148,113)	(232,080)	(76,597)
Accumulated benefit obligation				854,858	888,937	679,225
Unfunded prepaid (accrued) pension cost				27,568	10,777	(15,406)
Amounts expected to be amortized from Accumulated other comprehensive loss in the next fiscal year:
Net loss (gain)				7,210
Prior service cost				157
Net expected to be amortized				7,367
Other Postretirement Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of period		6,974	6,789	6,789	9,375	11,357
Service cost		28	28	37	79	153
Interest cost		$ 221	$ 198	264	318	431
Employee contributions				209	215	219
Actuarial (gain) loss				(1,035)	986	(2,198)
Curtailment					(3,612)
Plan amendment				1,291
Benefit disbursements				(581)	(572)	(587)
Benefit obligation at end of period				6,974	6,789	9,375
Change in plan assets:
Employer contribution				372	357	369
Employee contributions				209	215	219
Benefit disbursements				(581)	(572)	(587)
Net amount recognized				(6,974)	(6,789)	(9,375)
Amounts recognized in the consolidated balance sheets consist of the following:
Accrued benefit obligation-current				(525)	(533)	(583)
Accrued benefit obligation-noncurrent				(6,449)	(6,256)	(8,792)
Net amount recognized in the consolidated balance sheets				(6,974)	(6,789)	(9,375)
Amounts recognized in Accumulated other comprehensive loss consist of the following:
Net gain (loss)				1,064	1,368	1,247
Net gain (loss) recognized in Accumulated other comprehensive income				1,064	1,368	1,247
Unfunded prepaid (accrued) pension cost				(8,038)	$ (8,157)	$ (10,622)
Amounts expected to be amortized from Accumulated other comprehensive loss in the next fiscal year:
Net loss (gain)				(71)
Prior service cost				6
Net expected to be amortized				$ (65)